Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2021
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Net Defined Benefit Liabilities
18.	Net Defined Benefit Liabilities
The amounts recognized in the statements of financial position as at December 31, 2020 and 2021, are determined as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Present value of defined benefit obligations	￦	2,556,712	￦	2,494,930
Fair value of plan assets		(2,189,375)		(2,314,632)

Liabilities in the statement of financial position	￦	378,087	￦	197,883

Assets in the statement of financial position	￦	10,750	￦	17,585

Changes in the defined benefit obligations for the years ended December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020		2021
Beginning	￦	2,427,351	￦	2,556,712
Current service cost		248,047		249,125
Interest expense		45,083		44,905
Benefit paid		(258,866)		(310,766)
Changes due to settlements of plan & Past Service Cost		1,075		(681)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		5,191		(8,375)
Actuarial gains and losses arising from changes in financial assumptions		17,077		(61,002)
Actuarial gains and losses arising from experience adjustments		57,703		(5,271)
Changes in scope of consolidation		14,051		30,283

Ending	￦	2,556,712	￦	2,494,930

Changes in the fair value of plan assets for the years ended December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020		2021
Beginning	￦	2,069,710	￦	2,189,375
Interest income		38,590		39,858
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		2,589		(130)
Benefits paid		(213,953)		(271,506)
Employer contributions		284,243		325,818
Changes in scope of consolidation		8,196		31,217

Ending	￦	2,189,375	￦	2,314,632

Amounts recognized in the ‘Operating expenses’ of the consolidated statements of profit or loss for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Current service cost	￦	243,598	￦	248,047	￦	249,125
Net Interest cost		12,017		6,494		5,047
Changes due to settlements of plan & Past Service Cost		910		1,075		(681)
Transfer out		(16,215)		(16,514)		(16,660)

Total expenses	￦	240,310	￦	239,102	￦	236,831

Principal actuarial assumptions used are as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Discount rate	1.97%	1.93%	2.55%
Future salary increase	4.92%	4.88%	5.10%
The sensitivity of the defined benefit obligations as at December 31, 2021, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (148,019)	￦	159,360
Salary growth rate	0.5% point	152,609		(142,660)
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
The above sensitivity analyses are based on an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.
The Group
actively monitors how the duration and the expected yield of the investments match the expected cash outflows arising from the pension obligations. Expected contributions to post-employment benefit plans for the year ending December 31, 2022, are
￦
383,379 million.
The expected maturity analysis of undiscounted pension benefits as at December 31, 2021, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	210,751	￦	303,737	￦	833,009	￦	1,964,398	￦	3,311,895
The weighted average duration of the defined benefit obligations is 6.5 years.